Summary of Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, outstanding, Beginning balance	669,000
Weighted average exercise price, Beginning balance	$ 0.66
Options, outstanding, Beginning balance	666,500
Weighted average exercise price, Beginning balance	$ 0.65
Options, Granted	150,000
Weighted average exercise price, Granted	$ 1.48
Options, Exercised	(130,000)
Weighted average exercise price, Exercised	$ 1.00
Options, exercisable, Ending balance	689,000	669,000
Weighted average exercise price, Ending balance	$ 0.77	$ 0.66
Options, exercisable, Ending balance	539,000	666,500
Weighted average exercise price, Ending balance	$ 0.57	$ 0.65
Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options, outstanding, Beginning balance	669,000	869,000	891,500
Weighted average exercise price, Beginning balance	$ 0.66	$ 0.70	$ 0.77
Options, outstanding, Beginning balance	666,500	859,000	756,500
Weighted average exercise price, Beginning balance	$ 0.65	$ 0.70	$ 0.71
Options, Granted			7,500
Weighted average exercise price, Granted			$ 0.53
Options, Exercised		(200,000)	(24,000)
Weighted average exercise price, Exercised		$ 0.81	$ 0.60
Options, Forfeited/Cancelled			(6,000)
Weighted Average Exercise Price, Forfeited/Cancelled			$ 0.60
Options, exercisable, Ending balance		669,000	869,000
Weighted average exercise price, Ending balance		$ 0.66	$ 0.70
Options, exercisable, Ending balance		666,500	859,000
Weighted average exercise price, Ending balance		$ 0.65	$ 0.70